Subsequent events	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Subsequent Events [Abstract]
Subsequent events

16. Subsequent events

Subsequent to September 30, 2016, we entered into a new office lease agreement for our corporate headquarters, under which we have agreed to lease approximately 20,000 square feet of space in Alpharetta, Georgia. We expect to move into this new space in the first half of 2017. Under this lease, we will pay an initial annual base rent of $421,740, or $35,145 per month, subject to an increase of 3% per year.

16. Subsequent events

Reverse stock split

On May 11, 2016, the Company effected a 1-for-2.2 reverse stock split of its issued and outstanding shares of common stock and a proportional adjustment to the existing conversion ratios for each series of the Company’s convertible preferred stock (see Notes 8 and 9). Accordingly, all share and per share amounts for all periods presented in these financial statements and notes thereto have been adjusted retroactively, where applicable, to reflect this reverse stock split and adjustment of the preferred stock conversion ratios.